Investment Strategy - iShares Securitized Income Active ETF	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]	Under normal circumstances, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in securitized assets and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such assets. For purposes of the Fund’s 80% policy, “securitized assets” include instruments such as asset-backed securities; commercial and residential mortgage-backed securities issued or guaranteed by the U.S. Government, various agencies of the U.S. Government or various instrumentalities that have been established or sponsored by the U.S. Government, including to‑be‑announced (“TBA”) securities; commercial and residential mortgage-backed securities issued by banks and other financial institutions; collateralized loan obligations (“CLOs”); collateralized mortgage obligations (“CMOs”); and loans backed by consumer receivables and commercial or residential real estate. This policy is a non‑fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders. The Fund may also invest in repurchase agreements and reverse repurchase agreements.
The Fund will concentrate its investments (i.e., invest at least 25% of its total assets) in non‑agency mortgage-backed securities and may invest in other non‑agency securities issued by banks and other financial institutions. Non‑agency securities are not backed by the full faith and credit of the United States and do not involve sponsorship or guarantees by government agencies or enterprises. The non‑agency mortgage-backed securities in which the Fund will invest may be rated below investment grade (commonly known as “junk bonds”), including distressed securities, or securities determined by Fund management to be of similar quality. For purposes of determining a bond’s credit rating, split rated bonds will be considered to have the higher credit rating.
The Fund may participate in TBA transactions and enter into dollar rolls. A TBA transaction is a method of trading mortgage-backed securities where the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price at the time the contract is entered into, but the mortgage-backed securities are delivered in the future, generally 30 days later. The actual pools of mortgage-backed securities delivered in a TBA transaction typically are not determined until two days prior to settlement date. A dollar roll transaction involves a sale by the Fund of a mortgage-backed or other security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold.
The Fund may invest in investment grade securities and non‑investment grade securities (high yield or junk bonds) of any maturity. Investment grade securities acquired by the Fund will be rated investment grade by at least one major rating agency (S&P Global Ratings, a division of S&P Global Inc. (“S&P”), Fitch Ratings, Inc. (“Fitch”) or Moody’s Investors Service, Inc. (“Moody’s”) or, if unrated, determined by the management team to be of similar quality. Non‑investment grade securities acquired by the Fund will generally be in the lower rating categories of the major rating agencies (BB or lower by S&P or Fitch or Ba or lower by Moody’s) or, if unrated, determined by the management team to be of similar quality.
The Fund may use derivatives, including options, futures, swaps and forward foreign exchange transactions, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index. The Fund may also invest in indexed and inverse securities.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% policy, “securitized assets” include instruments such as asset-backed securities; commercial and residential mortgage-backed securities issued or guaranteed by the U.S. Government, various agencies of the U.S. Government or various instrumentalities that have been established or sponsored by the U.S. Government, including to‑be‑announced (“TBA”) securities; commercial and residential mortgage-backed securities issued by banks and other financial institutions; collateralized loan obligations (“CLOs”); collateralized mortgage obligations (“CMOs”); and loans backed by consumer receivables and commercial or residential real estate. This policy is a non‑fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders. The Fund may also invest in repurchase agreements and reverse repurchase agreements.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will concentrate its investments (i.e., invest at least 25% of its total assets) in non‑agency mortgage-backed securities and may invest in other non‑agency securities issued by banks and other financial institutions. Non‑agency securities are not backed by the full faith and credit of the United States and do not involve sponsorship or guarantees by government agencies or enterprises. The non‑agency mortgage-backed securities in which the Fund will invest may be rated below investment grade (commonly known as “junk bonds”), including distressed securities, or securities determined by Fund management to be of similar quality. For purposes of determining a bond’s credit rating, split rated bonds will be considered to have the higher credit rating.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in securitized assets and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such assets.